Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)

17. Selected Quarterly Financial Data (Unaudited)

The following is selected quarterly financial data as of and for the periods ending:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
December 31, 2015
Balance sheet data:
Cash	$19,294,706	$16,523,975	$12,541,919	$8,821,329
Total assets	20,899,513	18,317,659	14,196,386	10,586,918
Total non-current liabilities	5,083,216	4,234,552	3,877,362	3,553,395
Total shareholders’ equity	13,582,795	11,049,961	6,928,277	3,692,735
Statement of operations and comprehensive loss data:
Revenues	$150,002	$76,768	$164,856	$218,283
Cost of revenues[1]	1,147,682	1,013,075	1,159,710	1,275,691
Research and development expenses[1]	651,420	744,242	677,729	784,379
General and administrative expenses	1,292,049	1,359,226	1,630,608	1,404,515
Sales and marketing expenses	709,456	851,109	1,055,653	1,264,168
Loss from operations	(3,650,605)	(3,890,884)	(4,358,844)	(4,510,470)
Net loss	$(3,800,728)	$(4,035,105)	$(4,496,193)	$(4,617,500)
Net loss per common share:[2]
Basic	$(1.10)	$(0.67)	$(0.72)	$(0.73)

Diluted	$(1.10)	$(0.67)	$(0.72)	$(0.73)

Weighted-average shares outstanding used in computing net loss per share attributable to common shareholders:
Basic	3,457,556	6,005,145	6,242,604	6,307,316

Diluted	3,457,556	6,005,145	6,242,604	6,307,316

[1]	A total of $290,709 and $27,856 of revenue-generating costs previously allocated to research and development expenses during the quarters ended March 31, 2015 and June 30, 2015, respectively, were reclassified to cost of revenues in this current period presentation of selected quarterly financial data.
[2]	Basic and diluted net loss per common share are computed independently for each of the components and quarters presented. Therefore, the sum of quarterly basic and diluted per share information may not equal annual basic and diluted net loss per common share.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
December 31, 2016
Balance sheet data:
Cash	$4,572,750	$3,751,570	$678,855	$4,609,332
Total assets	6,780,830	6,303,153	3,282,549	7,578,326
Total non-current liabilities	3,132,372	3,134,593	2,793,258	2,526,113
Total shareholders’ equity/(deficit)	(489,231)	(419,402)	(4,556,158)	658,661
Statement of operations and comprehensive loss data:
Revenues	$221,369	$662,860	$1,047,280	$1,291,587
Cost of revenues	1,474,790	1,669,571	1,876,288	1,899,462
Research and development expenses	728,076	716,279	600,613	668,399
General and administrative expenses	1,487,224	1,517,664	1,918,543	1,636,994
Sales and marketing expenses	1,304,899	1,291,709	1,278,455	1,179,167
Loss from operations	(4,773,620)	(4,532,363)	(4,626,619)	(4,092,435)
Net loss	$(4,875,198)	$(4,594,174)	$(4,743,076)	$(4,186,874)
Net loss per common share:[1]
Basic	$(0.74)	$(0.60)	$(0.57)	$(0.27)

Diluted	$(0.74)	$(0.60)	$(0.57)	$(0.27)

Weighted-average shares outstanding used in computing net loss per share attributable to common shareholders:
Basic	6,566,992	7,702,286	8,370,691	15,620,049

Diluted	6,566,992	7,702,286	8,370,691	15,620,049

[1]	Basic and diluted net loss per common share are computed independently for each of the components and quarters presented. Therefore, the sum of quarterly basic and diluted per share information may not equal annual basic and diluted net loss per common share.